RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 322,288,614	$ 408,866,274
Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	34,621,031	73,970,907
Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	41,360,994	25,419,190
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	19,263,752	26,659,241
Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	25,085,322	30,910,326
Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,944,422	7,632,868
Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	10,991,914	12,215,207
Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	16,228,128	26,791,191
Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,323,476	8,926,583
Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,598,999	6,258,546
Personal loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,287,926	60,945,994
Personal loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,287,926	48,160,646
Personal loans | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		12,785,348
Credit card loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	112,582,650	129,136,221
Credit card loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	112,582,650	106,699,695
Credit card loans | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		22,436,526
Stage 1 | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	290,630,821	365,645,828
Stage 1 | 12-month ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	34,148,294	72,323,806
Stage 1 | 12-month ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	39,685,295	21,969,956
Stage 1 | 12-month ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,834,132	25,885,935
Stage 1 | 12-month ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	22,370,809	27,924,802
Stage 1 | 12-month ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,272,346	6,309,306
Stage 1 | 12-month ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	10,750,341	11,323,930
Stage 1 | 12-month ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	12,897,902	19,206,386
Stage 1 | 12-month ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,094,711	8,283,198
Stage 1 | 12-month ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,410,136	5,959,301
Stage 1 | Personal loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	29,555,460	48,402,450
Stage 1 | Personal loans | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	29,555,460	40,015,365
Stage 1 | Personal loans | 12-month ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		8,387,085
Stage 1 | Credit card loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	100,611,395	118,056,758
Stage 1 | Credit card loans | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	100,611,395	98,621,271
Stage 1 | Credit card loans | 12-month ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		19,435,487
Stage 2 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	22,288,009	27,331,265
Stage 2 | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	338,608	1,309,431
Stage 2 | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	350,203	842,893
Stage 2 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	256,209	545,292
Stage 2 | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,004,852	2,360,621
Stage 2 | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,266,879	793,917
Stage 2 | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	202,858	801,549
Stage 2 | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,849,831	4,278,282
Stage 2 | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	162,372	481,468
Stage 2 | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	90,951	78,529
Stage 2 | Personal loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,148,950	7,542,402
Stage 2 | Personal loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,148,950	6,519,568
Stage 2 | Personal loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		1,022,834
Stage 2 | Credit card loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,616,296	8,296,881
Stage 2 | Credit card loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,616,296	7,336,223
Stage 2 | Credit card loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		960,658
Stage 3 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,369,784	15,889,181
Stage 3 | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	134,129	337,670
Stage 3 | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,325,496	2,606,341
Stage 3 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	173,411	228,014
Stage 3 | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	709,661	624,903
Stage 3 | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	405,197	529,645
Stage 3 | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,715	89,728
Stage 3 | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,480,395	3,306,523
Stage 3 | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	66,393	161,917
Stage 3 | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	97,912	220,716
Stage 3 | Personal loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,583,516	5,001,142
Stage 3 | Personal loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,583,516	1,625,713
Stage 3 | Personal loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		3,375,429
Stage 3 | Credit card loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,354,959	2,782,582
Stage 3 | Credit card loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 2,354,959	742,201
Stage 3 | Credit card loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure		$ 2,040,381